Average Annual Total Returns - Invesco BulletShares 2024 USD Emerging Markets Debt ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index (reflects no deduction for fees, expenses or taxes) 1Year	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index (reflects no deduction for fees, expenses or taxes) SinceInception	JP Morgan Emerging Market Bond Global Index (reflects no deduction for fees, expenses or taxes) 1Year	JP Morgan Emerging Market Bond Global Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Oct. 04, 2018	3.14%	7.28%	1.62%	5.42%	1.81%	4.76%	5.08%	8.54%	5.88%	8.92%